Cover	Sep. 24, 2026
Document Information [Line Items]
Entity Central Index Key	0001803498
Document Type	8-K
Document Period End Date	Sep. 24, 2026
Entity Registrant Name	Blackstone Private Credit Fund
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01358
Entity Tax Identification Number	84-7071531
Entity Address, Address Line One	345 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10154
City Area Code	(212)
Local Phone Number	503-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
Trading Symbol	None
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false